Accrued Expenses and other Current liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Hoya Intermediate, LLC
Payables And Accruals [Line Items]
Accrued Expenses and other Current liabilities
8. A
CCRUED
E
XPENSES
AND
O
THER
C
URRENT
L
IABILITIES
Accrued expenses and other current liabilities at December 31, 2020 and September 30, 2021 consist of the following (in thousands):

	December 31,	September 30,
	2020	2021
Accrued marketing expense	$1,086	$24,228
Accrued tax	16,913	52,582
Accrued customer credits	125,481	132,921
Accrued future customer compensation	94,061	100,230
Other	18,593	30,166

Total accrued expenses and other current liabilities	$256,134	$340,127

Accrued customer credits represent credits issued and outstanding for event cancellations or other service issues related to recorded sales transactions. The accrued amount is reduced by the amount of credits estimated to go unused, which is recognized in proportion to the pattern of redemption for the customer credits. During the nine months ended September 30, 2021, customer credits of $40,274 thousand were redeemed.
Accrued future customer compensation represents an estimate of the amount of customer compensation due from cancellation charges in the future. These provisions are based on historic experience, recent revenue volumes, and management’s estimate of the likelihood of future event cancellations and are recognized as a component of Revenues. The expected recoveries of these obligations are included in Prepaid expenses and other current assets in the Condensed Consolidated Balance Sheets. This estimated accrual could be impacted by future activity differing from our estimates, the effects of which could be material. Accrued marketing expense, accrued tax and accrued future customer compensation increased in the first nine months of 2021, due primarily to the increased volume of sales transactions occurring on our platform. Refer to Note 11,
Commitments and Contingencies,
for further discussion of the accrued tax expense.

10. A
CCRUED
E
XPENSES
AND
OTHER
CURRENT
LIABILITIES
Accrued expenses and other current liabilities at December 31, 2019 and 2020 consist of the following (in thousands):

	2019	2020
Marketing expense	$12,044	$1,086
Accrued tax	10,194	16,913
Accrued customer credits	—	125,481
Accrued future customer compensation	10,157	94,061
Other	27,613	18,593

Total accrued expenses and other current liabilities	$60,008	$256,134

Customer credits represent credits issued and outstanding for event cancellations or other service issues related to recorded sales transactions. The accrued amount is reduced by the amount of credits estimated to go unused, which is recognized in proportion to the pattern of redemption for the customer credits.
Future customer compensation represents an estimate of the amount of customer compensation due from cancellations in the future. These provisions are based on historic experience and recent revenue volumes and are recognized as a component of Revenues. The expected recoveries of these obligations are included in Prepaid expenses and other current assets in the Consolidated Balance Sheets. This estimated accrual could be impacted by future activity differing from our estimates, the effects of which could be material to the consolidated financial statements.